Disclosure of detailed information about warrants, activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) share $ / shares	Dec. 31, 2017 CAD ($) share $ / shares
Statements Line Items
Number of warrants, outstanding, beginning of period | share	11,195,500	11,195,500
Warrants outstanding, amount, beginning of period | $	$ 30,901	$ 30,901
Warrants outstanding, weighted average exercise price, beginning of period | $ / shares	$ 27.61	$ 27.61
Number of warrants issued during period | share	0	0
Warrants issued during period | $	$ 0	$ 0
Number of warrants issued during period, weighted average exercise price | $ / shares	$ 0	$ 0
Number of warrants, outstanding, end of period | share	11,195,500	11,195,500
Warrants outstanding, amount end of period | $	$ 30,901	$ 30,901
Warrants oustanding, weighted average exercise price, end of period | $ / shares	$ 27.61	$ 27.61